Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Guidelines. The HRC’s Equity Grant Guidelines are described below:
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Annual Equity-Based Grants. Annual grants of equity-based incentive compensation awards to our employees are typically made by the HRC on the date of a scheduled meeting of the HRC or the Board of Directors to be held in February or March of each year following the public release of financial results for the prior fiscal year. Pursuant to authority delegated by the Board, and subject to any limitations that the Board or HRC may establish, another committee of the Board (which may consist of a single member) may make annual grants to persons other than executive officers on the date of the scheduled meeting in February or March.

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Other Equity-Based Grants. Grants of equity to NEOs and other executive officers in connection with new hires, promotions, special recognition, retention or other special circumstances are made by the HRC. Equity grants to other individuals may be made either by the HRC or, subject to any limitations that the Board or the HRC may establish, a committee of the Board composed of (1) the Chairman of the Board, (2) the Chief Executive Officer, if a member of the Board, (3) the HRC Chair or (4) the HRC Chair along with any other member of the HRC. This type of grant may be made on the date of a scheduled meeting of the HRC, a scheduled meeting of the Board or the last business day of a calendar month.

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The exercise price for any stock options and stock appreciation rights (SARs) will be the NYSE closing price of State Street’s common stock on the grant date. We did not award any stock options or SARs as part of 2024 compensation.

There was no program, plan or practice of timing equity-based incentive compensation awards in coordination with the release of material non-public information, other than to set the February 2025 HRC meeting at which 2024 awards were granted to follow the public announcement of periodic financial results and other information in early 2025.

Award Timing Method
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Annual Equity-Based Grants. Annual grants of equity-based incentive compensation awards to our employees are typically made by the HRC on the date of a scheduled meeting of the HRC or the Board of Directors to be held in February or March of each year following the public release of financial results for the prior fiscal year. Pursuant to authority delegated by the Board, and subject to any limitations that the Board or HRC may establish, another committee of the Board (which may consist of a single member) may make annual grants to persons other than executive officers on the date of the scheduled meeting in February or March.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
There was no program, plan or practice of timing equity-based incentive compensation awards in coordination with the release of material non-public information, other than to set the February 2025 HRC meeting at which 2024 awards were granted to follow the public announcement of periodic financial results and other information in early 2025.